Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 71,236	$ 92,313	$ 83,937
Accounts receivable, net of allowance of $16,750 and $16,750, respectively	753,048	823,724	883,567
Prepaid expenses	340,660	283,204	54,386
Inventories	497,636	454,588	622,770
Refundable tax assets	7,948	9,080	8,581
Total current assets	1,670,528	1,662,909	1,653,241
EQUIPMENT, NET	506,040	522,668	588,060
OTHER ASSETS
Intangible assets, net	1,071,408	1,143,090	918,069
Goodwill	983,645	983,645	983,645
Investment in Novabeam, Inc.	0	0	50
Other assets	1,091	1,091	1,091
TOTAL ASSETS	4,232,712	4,313,403	4,144,156
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable - trade	1,241,375	1,206,101	1,432,074
Accounts payable - related parties	45,632	8,093	149,932
Accrued expenses	189,308	155,267	169,364
Accrued expenses - related parties	787,677	783,732	766,284
Convertible notes payable, net of debt discount of $11,153 at 9/30/10	1,075,000	1,175,000	288,847
Note payable - current portion of long term debt	1,608,725	1,537,191	1,513,495
Total current liabilities	4,947,717	4,865,384	4,319,996
LONG TERM LIABILITIES:
Long term debt	1,011,708	1,014,582	1,675,978
STOCKHOLDERS' DEFICIT:
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 49,065,669,38,229,374 and 54,724,805 shares issued and outstanding at 9/30/11, 9/30/10 and 12/31/11 respectively	54,725	49,066	38,229
Additional paid in capital	9,922,713	9,524,577	6,835,647
Accumulated deficit	(11,743,655)	(11,184,033)	(8,774,277)
Total stockholders' deficit	(1,766,217)	(1,610,390)	(1,900,401)
Noncontrolling interest	39,504	43,828	48,583
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,232,712	$ 4,313,403	$ 4,144,156